Contingencies, Commitments and Other Circumstances	12 Months Ended
Dec. 31, 2011
Contingencies, Commitments and Other Circumstances [Abstract]
Contingencies, Commitments and Other Circumstances

16. Contingencies, Commitments and Other Circumstances

Contingencies

Resolution of criminal and regulatory matters

In May of 2008, the United States Department of Justice filed an Information and Deferred Prosecution Agreement (“DPA”) in the United States District Court in Houston concluding its investigation into violations of the Foreign Corrupt Practices Act of 1977, as amended by Willbros Group, Inc. and its subsidiary Willbros International, Inc. (“WII”). Also in May 2008, WGI reached a final settlement with the SEC to resolve its previously disclosed investigation of possible violations of the FCPA and possible violations of the Securities Act and the Exchange Act. These investigations stemmed primarily from the Company’s former operations in Bolivia, Ecuador and Nigeria. The settlements together required the Company to pay a total of $32,300 in penalties and disgorgement, over approximately three years, plus post-judgment interest on $7,725, all of which has now been paid. As part of its agreement with the SEC, the Company is subject to a permanent injunction barring future violations of certain provisions of the federal securities laws. As to its agreement with the DOJ, both WGI and WII for a period of three years from May 2008, were subject to the DPA, which among its terms provided that, in exchange for WGI’s and WII’s full compliance with the DPA, the DOJ would not continue a criminal prosecution of WGI and WII and with the successful completion of the DPA’s terms, the DOJ would move to dismiss the criminal investigation. In March of 2012, upon completion of the monitorship described in the next paragraph, the DOJ filed a motion to dismiss the criminal information and on March 25, 2012, the court signed the dismissal, with prejudice.

WGI and WII intend to fully comply with all federal criminal laws, including but not limited to the FCPA. As provided for in the DPA, with the approval of the DOJ and effective September 25, 2009, the Company retained a government-approved independent monitor, at the Company’s expense, for a two and one-half year period, who report to the DOJ on the Company’s compliance with the FCPA and other applicable laws. The monitor’s term ended effective March 25, 2012.

During the appointment of the monitor, the Company cooperated and provided the monitor with access to information, documents, records, facilities and employees. On March 1, 2010, the monitor filed with the DOJ the first of three required reports under the DPA. In the report, the monitor made numerous findings and recommendations to the Company with respect to the improvement of its internal controls and policies and procedures for detecting and preventing violations of applicable anti-corruption laws. On March 11, 2011, the monitor filed the second of the three required reports with the DOJ. In the second report, the monitor made additional findings and recommendations to the Company.

On March 2, 2012, the monitor filed its third and final report with the DOJ. In the third report, the monitor reviewed the significant changes in the Company since the occurrence of the events leading to filing of the criminal information and the DPA, as well as the Company’s progress in implementing the monitor’s recommendations in the first and second reports. Significantly for the Company, the monitor concludes the third report by stating: “In accordance with the DPA…, I certify that the anti-bribery compliance program of Willbros, including its policies and procedures, is appropriately designed and implemented to ensure compliance with the FCPA and other applicable anti-corruption laws.” The Company will continue with its anti-bribery program and will continue to require increased resources, costs and management oversight in order to effectively maintain implementation of such program and the monitor’s recommendations.

Failure by the Company to abide by the FCPA or other laws could result in prosecution and other regulatory sanctions.

Settlement—Facility Construction Project Dispute

In September 2008, TransCanada awarded the Company the cost-reimbursable plus fixed fee construction contract for seven pump stations in Nebraska and Kansas. On January 13, 2010, TransCanada notified the Company that it was in breach of the contract and was being terminated for cause immediately. At the time of termination, the Company had completed approximately 91.0 percent of its scope of work.

The Company disputed the validity of the termination for cause and challenged the contractual procedure followed by TransCanada for termination for cause, which allows for a 30 day notification period during which time the Company is granted the opportunity to remedy the alleged default. Despite not being granted this time, the Company agreed in good faith to cooperate with TransCanada in an orderly demobilization and handover of the remaining work. Prior to the settlement of this claim in June 2011, the Company had outstanding receivables related to this project of $71,159 and unapproved change orders for additional work of $4,223, which had not been billed. Additionally, there were claims for additional fees totaling $16,442. It is the Company’s policy not to recognize income on unapproved change orders or claims until they have been approved. Accordingly, the $4,223 in pending change orders and the $16,442 of claims were excluded from the Company’s revenue recognition. The preceding balances were partially offset by an unissued billing credit of $2,000 related to a TransCanada mobilization prepayment.

In May and June of 2010, the Company filed liens on the constructed facilities. On June 16, 2010, the Company notified TransCanada that the Company intended to exercise its rights to conflict resolution under the contract, and on July 6, 2010, the International Chamber of Commerce received the Company’s request for arbitration. On September 15, 2010, the Company received TransCanada’s response to the Notice of Arbitration, which included a counterclaim for damages of $23,000 for the alleged breach of contract. In addition, TransCanada disclaimed its responsibility for payment of the current receivable balance outstanding as of June 30, 2011, the unapproved change orders for additional work and claims for additional fees.

On June 24, 2011, the Company and TransCanada entered into an agreement that settled all of the outstanding claims between the parties related to the contract. Under terms of the settlement agreement, the Company received a payment of $61,000, waived all claims for additional costs, fees and change orders, was relieved of any further warranty obligations on the project, agreed to release the liens it had filed, and has been reinstated as an approved bidder to TransCanada and its affiliates. TransCanada also waived its counterclaim. As a result of the settlement, the Company incurred a non-cash charge in its second quarter 2011 results of $8,236, which is included in the “Settlement of project dispute” line item for the year ended December 31, 2011.

On December 21, 2011, the Company resolved the remaining dispute with one subcontractor on the project. The Company is not aware of any other remaining claims or disputes on the project.

Silver Eagle

Construction and Turnaround Services, LLC (“CTS”) a subsidiary of the Company, has current uncollected invoices totaling $5,525 from Silver Eagle Refining, Inc. (“Silver Eagle”) on a construction and engineering support contract entered into in January 2011. Silver Eagle paid all of CTS’ invoices on the project until July 28, 2011, but has made only one payment after that date. The contract is cost-reimbursable, with labor hours being reimbursable at agreed rates and subcontractor and material costs being reimbursable at cost plus agreed markups.

The contract provides that Silver Eagle has ten days from receipt to dispute an invoice, failing which Silver Eagle will be deemed to have waived its right to withhold payment. No such dispute has ever been timely communicated to CTS.

On August 26, 2011, CTS filed a mechanic’s lien on Silver Eagle’s refinery for the full amount of its claim and further, on August 31, 2011, filed an arbitration action against Silver Eagle. Subsequently, CTS filed an action in Utah State Court to foreclose on its mechanic lien. This action is stayed until the arbitration proceedings are completed.

A three-party arbitration panel has been selected and the arbitration hearing has been scheduled for September 24, 2012.

The Company believes its lien rights provide substantial protection in the event Silver Eagle is unable to meet its obligations.

The Company believes that its performance of the project fully conforms to all contractual requirements and that the arbitration proceedings will result in an award in CTS’ favor for the full amount of the outstanding invoices. The Company further believes that any collection risk is mitigated by its lien rights. Accordingly, at December 31, 2011, the Company has not recorded an allowance for doubtful accounts against the outstanding receivable.

Other

In addition to the matters discussed above and in Note 20 – Discontinuance of Operations, Held for Sale Operations, Asset Disposals and Transition Service Agreement, the Company is party to a number of other legal proceedings. Management believes that the nature and number of these proceedings are typical for a firm of similar size engaged in a similar type of business and that none of these proceedings is material to the Company’s consolidated results of operations, financial position or cash flows.

Commitments

From time to time, the Company enters into commercial commitments, usually in the form of commercial and standby letters of credit, surety bonds and financial guarantees. Contracts with the Company’s customers may require the Company to secure letters of credit or surety bonds with regard to the Company’s performance of contracted services. In such cases, the commitments can be called upon in the event of failure to perform contracted services. Likewise, contracts may allow the Company to issue letters of credit or surety bonds in lieu of contract retention provisions, where the client withholds a percentage of the contract value until project completion or expiration of a warranty period. Retention commitments can be called upon in the event of warranty or project completion issues, as prescribed in the contracts. At December 31, 2011, the Company had approximately $27,967 of outstanding letters of credit, all of which related to continuing operations. This amount represents the maximum amount of payments the Company could be required to make if these letters of credit are drawn upon. Additionally, the Company issues surety bonds customarily required by commercial terms on construction projects. At December 31, 2011, the Company had bonds outstanding, primarily performance bonds, with a face value at $566,513 related to continuing operations. This amount represents the bond penalty amount of future payments the Company could be required to make if the Company fails to perform its obligations under such contracts. The performance bonds do not have a stated expiration date; rather, each is released when the contract is accepted by the owner. The Company’s maximum exposure as it relates to the value of the bonds outstanding is lowered on each bonded project as the cost to complete is reduced. As of December 31, 2011, no liability has been recognized for letters of credit or surety bonds.

Operating Leases

The Company has certain operating leases for various equipment and office facilities. Rental expense for continuing operations excluding daily rentals and reimbursable rentals under cost plus contracts was $12,252 in 2011, $15,476 in 2010 and $9,658 in 2009.

Minimum lease commitments under operating leases as of December 31, 2011, totaled $95,444 and are payable as follows: 2012, $24,061; 2013, $19,132; 2014, $13,133; 2015, $8,257; 2016, $5,497; and thereafter, $25,364.

Other Circumstances

Operations outside the United States may be subject to certain risks, which ordinarily would not be expected to exist in the United States, including foreign currency restrictions; extreme exchange rate fluctuations; expropriation of assets; civil uprisings, riots, and war; unanticipated taxes including income taxes, excise duties, import taxes, export taxes, sales taxes or other governmental assessments; availability of suitable personnel and equipment; termination of existing contracts and leases; government instability and legal systems of decrees, laws, regulations, interpretations and court decisions which are not always fully developed and which may be retroactively applied. Management is not presently aware of any events of the type described in the countries in which it operates that would have a material effect on the financial statements, and no such events have been provided for in the accompanying Consolidated Financial Statements.

Based upon the advice of local advisors in the various work countries concerning the interpretation of the laws, practices and customs of the countries in which the Company operates, management believes the Company follows the current practices in those countries and as applicable under the FCPA. However, because of the nature of these potential risks, there can be no assurance that the Company may not be adversely affected by them in the future.

The Company insures substantially all of its equipment in countries outside the United States against certain political risks and terrorism through political risk insurance coverage. The Company has the usual liability of contractors for the completion of contracts and the warranty of its work. Where work is performed through a joint venture, the Company also has possible liability for the contract completion and warranty responsibilities of its joint venture partners. In addition, the Company acts as prime contractor on a majority of the projects it undertakes and is normally responsible for the performance of the entire project, including subcontract work. Management is not aware of any material exposure related thereto which has not been provided for in the accompanying Consolidated Financial Statements.

The Company attempts to manage contract risk by implementing a standard contracting philosophy to minimize liabilities assumed in the agreements with the Company’s clients. With the acquisitions the Company has made in the last few years, however, there may be contracts or master service agreements in place that do not meet the Company’s current contracting standards. While the Company has made efforts to improve its contractual terms with its clients, this process takes time to implement. The Company has attempted to mitigate the risk by requesting amendments with its clients and by maintaining primary and excess insurance, of certain specified limits, in the event a loss was to ensue.

See Note 20 — Discontinuance of Operations, Held for Sale Operations, Asset Disposals and Transition Services Agreement for discussion of commitments and contingencies associated with Discontinued Operations.